Business Acquisition - Schedule of Components of Intangible Assets Acquired (Details) - Betcha - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 13, 2021
Business Acquisition [Line Items]
Intangible assets		$ 4,430
Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		1,530
Estimated useful life	2 years
Developed Technology [Member]
Business Acquisition [Line Items]
Intangible assets		$ 2,900
Estimated useful life	5 years